UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

Name of Fund: BlackRock Bond Allocation Target Shares

Series C Portfolio

Series M Portfolio

Series N Portfolio

Series S Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Bond Allocation Target Shares, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2010

Date of reporting period: 12/31/2009

Item 1	– Schedule of Investments

Schedule of Investments December 31, 2009 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Aerospace & Defense — 2.5%
Honeywell International, Inc., 5.30%, 3/15/17	$2,755	$2,904,971
Lockheed Martin Corp., 6.15%, 9/01/36	1,020	1,079,530
Northrop Grumman Systems Corp., 7.88%, 3/01/26	1,000	1,210,650
United Technologies Corp., 6.05%, 6/01/36	3,650	3,880,063

		9,075,214

Air Freight & Logistics — 1.2%
United Parcel Service, Inc., 6.20%, 1/15/38	4,000	4,434,576

Automobiles — 0.6%
Daimler Finance North America LLC, 5.75%, 9/08/11	2,000	2,100,824

Beverages — 2.6%
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39(a)	1,800	2,276,100
Bottling Group LLC, 5.13%, 1/15/19	1,425	1,480,799
Diageo Finance BV, 5.50%, 4/01/13	2,300	2,477,438
PepsiCo, Inc., 7.90%, 11/01/18	1,250	1,534,069
SABMiller Plc, 5.70%, 1/15/14(a)	1,850	1,998,662

		9,767,068

Capital Markets — 6.4%
The Bank of New York Mellon Corp.:
4.50%, 4/01/13(b)	3,000	3,168,063
5.45%, 5/15/19	1,550	1,627,328
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13	3,525	3,743,596
6.25%, 9/01/17	1,500	1,608,621
7.50%, 2/15/19	2,050	2,389,896
Morgan Stanley:
5.63%, 1/09/12	7,400	7,809,383
6.25%, 8/28/17	885	923,571
7.30%, 5/13/19	1,625	1,824,761
5.63%, 9/23/19	400	402,924

		23,498,143

Commercial Banks — 9.7%
Barclays Bank Plc:
2.50%, 1/23/13	1,275	1,273,532
6.75%, 5/22/19	900	1,003,889
HSBC Bank USA N.A., 4.63%, 4/01/14	7,100	7,411,640
HSBC Holdings Plc, 6.80%, 6/01/38	2,180	2,365,891
JPMorgan Chase Bank, N.A.:
6.00%, 7/05/17	3,500	3,708,981
6.00%, 10/01/17	4,575	4,898,334
The Northern Trust Corp., 4.60%, 2/01/13	125	131,211
Royal Bank of Scotland Group Plc, 5.00%, 11/12/13	3,000	2,685,044
Standard Chartered Plc, 5.50%, 11/18/14(a)	2,200	2,350,229
UBS AG, 5.88%, 12/20/17	3,400	3,494,153
Wells Fargo & Co., 4.38%, 1/31/13	5,015	5,208,980
Westpac Banking Corp., 4.88%, 11/19/19	1,150	1,135,056

		35,666,940

Commercial Services & Supplies — 0.3%
Tyco International Finance SA, 8.50%, 1/15/19	1,000	1,207,748

Communications Equipment — 0.6%
Cisco Systems, Inc.:
5.90%, 2/15/39	700	707,760
5.50%, 1/15/40	675	645,442
Harris Corp., 6.38%, 6/15/19	825	890,820

		2,244,022

Computers & Peripherals — 1.6%
International Business Machines Corp., 5.70%, 9/14/17	5,575	6,095,198

Consumer Finance — 0.5%
Nissan Motor Acceptance Corp., 4.63%, 3/08/10(a)	25	24,990
SLM Corp., 5.40%, 10/25/11	1,780	1,778,428

		1,803,418

Diversified Financial Services — 8.7%
Bank of America Corp.:
5.38%, 8/15/11	2,205	2,314,754
6.50%, 8/01/16	7,700	8,279,979
The Bear Stearns Cos. LLC:
6.95%, 8/10/12	2,150	2,402,143
6.40%, 10/02/17	1,050	1,144,585
Citigroup, Inc.:
5.50%, 10/15/14	4,550	4,607,016
5.30%, 1/07/16	2,000	1,946,110
8.13%, 7/15/39	1,500	1,692,971
General Electric Capital Corp.:
5.63%, 9/15/17	1,000	1,030,230
6.75%, 3/15/32	1,075	1,096,032
6.15%, 8/07/37	3,000	2,832,972
HSBC Finance Corp., 6.75%, 5/15/11	450	475,595
Iberdrola Finance Ireland Ltd., 3.80%, 9/11/14(a)	750	753,391
JPMorgan Chase & Co., 6.00%, 1/15/18	2,050	2,203,740
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	1,350	1,362,147

		32,141,665

Diversified Telecommunication Services — 5.5%
AT&T, Inc.:
5.63%, 6/15/16	1,500	1,611,362
5.50%, 2/01/18	3,500	3,651,956

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ACA	American Capital Access Corp.	COP	Certificates of Participation
	AGC	Assured Guaranty Ltd.	GO	General Obligation Bonds
	AMBAC	American Municipal Bond	IDA	Industrial Development Authority
		Assurance Corp.	LIBOR	London InterBank Offered Rate
	AMT	Alternative Minimum Tax	M/F	Multi-Family
		(subject to)	RB	Revenue Bonds
	BHAC	Berkshire Hathaway Assurance	S/F	Single Family
		Corporation	USD	US Dollar

DECEMBER 31, 2009	1

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Diversified Telecommunication Services (concluded)
Qwest Corp., 8.38%, 5/01/16	$2,000	$2,145,000
Telecom Italia Capital SA, 5.25%, 11/15/13	3,710	3,902,145
Telefonica Emisiones SAU, 7.05%, 6/20/36	1,075	1,227,541
Verizon Communications, Inc.:
6.10%, 4/15/18	3,350	3,641,145
6.25%, 4/01/37	1,625	1,648,098
6.90%, 4/15/38	2,000	2,216,686
Verizon Maryland, Inc., 6.13%, 3/01/12	305	324,482

		20,368,415

Electric Utilities — 4.8%
Carolina Power & Light Co., 6.30%, 4/01/38	750	810,385
The Cleveland Electric Illuminating Co., 5.65%, 12/15/13	450	476,093
Duke Energy Carolinas LLC, 5.25%, 1/15/18	450	471,190
EDP Finance BV, 6.00%, 2/02/18(a)	1,475	1,575,656
Florida Power & Light Co., 5.95%, 2/01/38	1,825	1,917,168
Jersey Central Power & Light Co., 5.65%, 6/01/17	1,710	1,762,724
Kiowa Power Partners LLC, 4.81%, 12/30/13(a)	13	13,103
MidAmerican Energy Holdings Co., 5.30%, 3/15/18	2,170	2,236,241
Ohio Edison Co., 6.40%, 7/15/16	190	204,182
Pacificorp, 6.00%, 1/15/39	1,300	1,366,247
Progress Energy, Inc., 4.88%, 12/01/19	2,200	2,137,969
Virginia Electric & Power Co.:
5.40%, 1/15/16	3,000	3,166,485
6.00%, 1/15/36	1,550	1,603,867

		17,741,310

Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc., 4.45%, 9/14/12	850	879,457

Food & Staples Retailing — 3.2%
CVS Caremark Corp., 5.75%, 6/01/17	4,450	4,696,592
Tesco Plc, 5.50%, 11/15/17(a)	3,540	3,725,726
Walgreen Co., 5.25%, 1/15/19	2,600	2,759,141
Wal-Mart Stores, Inc., 5.25%, 9/01/35	675	663,740

		11,845,199

Food Products — 1.8%
Campbell Soup Co., 4.50%, 2/15/19	1,250	1,250,873
General Mills, Inc., 5.20%, 3/17/15	1,425	1,520,679
Kraft Foods, Inc.:
6.50%, 8/11/17	2,075	2,251,491
6.50%, 11/01/31	375	376,697
6.88%, 2/01/38	1,375	1,442,896

		6,842,636

Gas Utilities — 0.3%
Atmos Energy Corp., 8.50%, 3/15/19	800	971,698

Health Care Equipment & Supplies — 1.8%
CareFusion Corp., 6.38%, 8/01/19(a)	2,250	2,408,672
Covidien International Finance SA, 6.00%, 10/15/17	2,300	2,485,976
Hospira, Inc., 6.05%, 3/30/17	1,660	1,737,381

		6,632,029

Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp., 5.70%, 2/01/39	1,275	1,300,525

Household Products — 0.5%
Kimberly-Clark Corp., 6.63%, 8/01/37	1,500	1,723,890

Industrial Conglomerates — 0.6%
Holcim US Finance S.a.r.l & Cie S.C.S., 6.00%, 12/30/19(a)	1,175	1,223,047
Hutchison Whampoa International Ltd., 4.63%, 9/11/15(a)	1,000	1,008,990

		2,232,037

Insurance — 5.6%
Chubb Corp., 6.00%, 5/11/37	400	411,426
Hartford Life Global Funding Trusts:
5.20%, 2/15/11	575	586,395
0.38%, 1/17/12(c)	1,350	1,291,429
Lincoln National Corp., 6.15%, 4/07/36	1,500	1,349,230
Massachusetts Mutual Life Insurance Co., 8.88%, 6/01/39(a)	1,200	1,471,739
MetLife, Inc.:
6.13%, 12/01/11	1,200	1,290,034
5.38%, 12/15/12	4,400	4,676,245
Metropolitan Life Global Funding I, 5.13%, 4/10/13(a)	2,550	2,701,444
Pacific Life Insurance Co., 9.25%, 6/15/39(a)	1,230	1,420,325
Pricoa Global Funding I, 5.40%, 10/18/12(a)	2,125	2,217,605
Prudential Financial, Inc.:
5.70%, 12/14/36	1,375	1,242,347
6.63%, 12/01/37	875	896,926
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a)	1,050	1,085,425

		20,640,570

Machinery — 1.3%
Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 8/15/13	2,395	2,586,037
PACCAR, Inc., 6.88%, 2/15/14	1,850	2,086,909
Siemens Financieringsmat, 5.50%, 2/16/12(a)	100	106,801

		4,779,747

Media — 8.7%
Comcast Cable Communications Holdings, Inc.,
8.38%, 3/15/13	3,000	3,458,091
Comcast Corp.:
6.50%, 11/15/35	1,375	1,425,684
6.55%, 7/01/39	1,725	1,808,435
Cox Communications, Inc.:
7.13%, 10/01/12	2,250	2,499,381
4.63%, 6/01/13	5,000	5,199,440
8.38%, 3/01/39(a)	1,000	1,245,179
DirecTV Holdings LLC / DirecTV Financing Co., Inc.,
5.88%, 10/01/19(a)	2,300	2,339,321
News America, Inc.:
7.28%, 6/30/28	1,075	1,088,620
6.40%, 12/15/35	2,500	2,567,098
6.90%, 8/15/39(a)	900	981,787
TCM Sub LLC, 3.55%, 1/15/15(a)	1,750	1,714,223
Thomson Reuters Corp., 5.95%, 7/15/13	2,300	2,517,835
Time Warner Cable, Inc.:
5.85%, 5/01/17	2,000	2,101,348
8.25%, 4/01/19	1,120	1,334,025
5.00%, 2/01/20	850	824,271
Time Warner, Inc., 6.88%, 5/01/12	1,000	1,094,743
Turner Broadcasting System, Inc., 8.38%, 7/01/13	25	28,488

		32,227,969

2	DECEMBER 31, 2009

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Metals & Mining — 0.7%
Anglo American Capital Plc, 9.38%, 4/08/19(a)	$1,460	$1,854,507
Newmont Mining Corp., 6.25%, 10/01/39	675	675,807
Xstrata Canada Corp., 6.00%, 10/15/15	75	80,097

		2,610,411

Multiline Retail — 0.1%
Kohl’s Corp., 6.88%, 12/15/37	460	521,710

Multi-Utilities — 0.3%
Sempra Energy, 6.50%, 6/01/16	975	1,057,396

Oil, Gas & Consumable Fuels — 6.3%
Canadian Natural Resources Ltd.:
5.70%, 5/15/17	3,295	3,520,365
5.90%, 2/01/18	1,125	1,209,045
6.25%, 3/15/38	1,110	1,148,780
Cenovus Energy, Inc., 6.75%, 11/15/39(a)	3,200	3,488,173
ConocoPhillips:
6.00%, 1/15/20	4,200	4,653,671
6.50%, 2/01/39	450	499,429
Devon Energy Corp., 6.30%, 1/15/19	700	779,420
Enterprise Products Operating LLC, 5.25%, 1/31/20	1,700	1,681,677
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,400	1,526,941
Petrobras International Finance Co., 7.88%, 3/15/19	450	518,766
Shell International Finance BV, 6.38%, 12/15/38	2,125	2,395,678
XTO Energy, Inc., 6.75%, 8/01/37	1,610	1,896,406

		23,318,351

Paper & Forest Products — 1.0%
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/19	900	977,985
International Paper Co.:
7.95%, 6/15/18	1,150	1,326,422
7.50%, 8/15/21	720	806,739
Weyerhaeuser Co., 7.13%, 7/15/23	750	682,800

		3,793,946

Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co., 5.88%, 11/15/36	2,500	2,598,263
Johnson & Johnson, 5.95%, 8/15/37	985	1,083,331
Merck & Co, Inc., 6.55%, 9/15/37	1,275	1,448,026
Roche Holding, Inc., 6.00%, 3/01/19(a)	2,400	2,637,242
Teva Pharmaceutical Finance Co. LLC:
5.55%, 2/01/16	2,400	2,533,373
6.15%, 2/01/36	1,000	1,032,878
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	1,025	1,046,502
Wyeth:
5.50%, 2/15/16	3,110	3,342,836
5.45%, 4/01/17	1,500	1,598,756
5.95%, 4/01/37	1,175	1,225,264

		18,546,471

Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc.:
6.13%, 11/01/12	53	56,239
5.70%, 3/15/17	1,050	1,065,167
WEA Finance LLC / WT Finance Australia Ltd.,
5.75%, 9/02/15(a)	1,075	1,133,523

		2,254,929

Road & Rail — 0.9%
Burlington North Santa Fe Corp., 5.65%, 5/01/17	425	452,362
Canadian National Railway Co., 6.25%, 8/01/34	2,000	2,186,146
Canadian Pacific Railway Co., 7.25%, 5/15/19	500	568,274

		3,206,782

Software — 1.7%
Oracle Corp.:
5.25%, 1/15/16	4,100	4,427,434
5.75%, 4/15/18	1,800	1,946,135

		6,373,569

Tobacco — 1.4%
Altria Group, Inc.:
9.70%, 11/10/18	1,300	1,607,017
9.25%, 8/06/19	1,800	2,193,531
Philip Morris International, Inc., 5.65%, 5/16/18	1,385	1,456,438

		5,256,986

Wireless Telecommunication Services — 3.1%
America Movil SAB de CV, 5.50%, 3/01/14	1,250	1,326,765
Cellco Partnership/Verizon Wireless Capital LLC,
8.50%, 11/15/18	1,150	1,426,439
Rogers Communications, Inc.:
7.50%, 3/15/15	2,125	2,481,989
6.80%, 8/15/18	1,525	1,707,883
Vodafone Group Plc:
5.75%, 3/15/16	2,000	2,151,200
6.15%, 2/27/37	2,125	2,213,664

		11,307,940

Total Corporate Bonds — 90.5%		334,468,789

Foreign Agency Obligations
CDP Financial, Inc., 4.40%, 11/25/19(a)	1,700	1,628,413
EDF SA, 6.50%, 1/26/19(a)	3,560	3,996,517
Eksportfinans ASA, 5.50%, 5/25/16	1,200	1,292,867
Nakilat, Inc., 6.07%, 12/31/33(a)	25	21,675
Petrobras International Finance Co.:
5.88%, 3/01/18	2,350	2,369,763
6.88%, 1/20/40	150	154,140

Total Foreign Agency Obligations — 2.6%		9,463,375

Foreign Government Obligations
Mexico — 1.0%
United Mexican States:
5.88%, 2/17/14	1,775	1,930,312
5.95%, 3/19/19	1,550	1,639,125

		3,569,437

Poland — 0.3%
Poland Government International Bond, 6.38%, 7/15/19	900	978,915

United Arab Emirates — 0.5%
Emirate of Abu Dhabi Notes, 6.75%, 4/08/19(a)	1,750	1,919,727

Total Foreign Government Obligations — 1.8%		6,468,079

DECEMBER 31, 2009	3

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Preferred Securities
Capital Trusts
Commercial Banks — 0.2%
Rabobank Capital Funding II,
5.26%(a)(c)(d)	$75	$61,500
State Street Capital Trust IV,
1.25%, 6/15/37(c)	1,075	724,809
Wachovia Capital Trust III,
5.80%(c)(d)	225	172,125

		958,434

Diversified Financial Services — 2.4%
Capital One Capital V,
10.25%, 8/15/39	1,670	1,941,375
Credit Suisse/Guernsey,
5.86%(c)(d)	4,760	4,141,200
JPMorgan Chase Capital XXII,
6.45%, 2/02/37	200	183,547
JPMorgan Chase Capital XXIII,
1.27%, 5/15/47(c)	500	345,160
JPMorgan Chase Capital XXVII,
7.00%, 11/01/39	1,225	1,235,429
Lehman Brothers Holdings Capital Trust VII,
5.86%(c)(d)(e)(f)	4,070	1,221
USB Capital XIII Trust,
6.63%, 12/15/39	950	965,523

		8,813,455

Insurance — 0.3%
Lincoln National Corp.,
7.00%, 5/17/66(c)	75	62,250
New York Life Insurance Co.,
6.75%, 11/15/39(a)	925	945,970

		1,008,220

Total Preferred Securities — 2.9%		10,780,109

Taxable Municipal Bonds
Metropolitan Transportation Authority, New York RB,
7.34%, 11/15/39	2,325	2,596,211
State of California GO:
7.55%, 4/01/39	1,920	1,886,362
7.35%, 11/01/39	475	462,626

Total Taxable Municipal Bonds — 1.3%		4,945,199

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.3%
Fannie Mae, 6.35%, 10/09/19(g)	2,250	1,221,750

Total Long-Term Investments (Cost — $350,926,504) — 99.4%		367,347,301

	Shares
Short-Term Securities
Dreyfus Treasury Prime, 0.00%(h)	406,859	406,859

Total Short-Term Securities (Cost — $406,859) — 0.1%		406,859

Total Investments (Cost — $351,333,363*) — 99.5%		367,754,160
Other Assets Less Liabilities — 0.5%		1,751,552

Net Assets — 100.0%		$369,505,712

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$351,344,061

Gross unrealized appreciation	$23,041,229
Gross unrealized depreciation	(6,631,130)

Net unrealized appreciation	$16,410,099

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Represents the current yield as of report date.

•	Investments in companies considered to be an affiliate of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund Institutional Class	$(8,766,428)	$1,711

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
113	U.S. Treasury Notes (5 Year)	March 2010	$12,925,258	$(128,750)

4	DECEMBER 31, 2009

Schedule of Investments (concluded)	Series C Portfolio

•	Financial futures contracts sold as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
15	U.S. Treasury Notes (2 Year)	March 2010	$3,243,984	$16,186
405	U.S. Treasury Notes (10 Year)	March 2010	$46,758,516	1,347,389
103	U.S. Treasury Bonds (20 Year)	March 2010	$11,883,625	506,837

Total				$1,870,412

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$406,859
Level 2 - Long-Term Investments[1]	367,347,301
Level 3	—

Total	$367,754,160

[1]	See above Schedule of Investments for values in each security type.

Valuation Inputs	Other Financial Instruments[2]

	Assets	Liabilities

Level 1	$1,870,412	$(128,750)
Level 2	—	—
Level 3	—	—

Total	$1,870,412	$(128,750)

[2]	Other financial instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

DECEMBER 31, 2009	5

Schedule of Investments December 31, 2009 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2009-A, Class A2, 1.32%, 3/15/12(a)	$1,000	$1,002,161
AmeriCredit Automobile Receivables Trust, Series 2009-1, Class A3, 3.04%, 10/15/13	1,200	1,208,331
Bank of America Auto Trust:
Series 2009-2A, Class A2, 1.16%, 2/15/12(a)	2,185	2,190,310
Series 2009-2A, Class A3, 2.13%, 9/15/13(a)	2,185	2,205,912
Capital Auto Receivables Asset Trust:
Series 2007-1, Class A3A, 5.00%, 4/15/11	791	797,679
Series 2006-2, Class A3A, 4.98%, 5/15/11	751	758,696
CarMax Auto Owner Trust, Series 2009-1, Class A3, 4.12%, 3/15/13	2,680	2,777,333
Chase Issuance Trust, Series 2009-A7, Class A7, 0.68%, 9/17/12(b)	3,000	3,003,581
Ford Credit Auto Owner Trust:
Series 2009-D, Class A2, 1.21%, 1/15/12	1,000	1,002,761
Series 2009-A, Class A3A, 3.96%, 5/15/13	2,900	2,993,872
Series 2009-D, Class A3, 2.17%, 10/15/13	1,000	1,009,893
Series 2009-A, Class A4, 6.07%, 5/15/14	2,720	2,960,955
Harley-Davidson Motorcycle Trust:
Series 2007-2, Class A3, 5.10%, 5/15/12	727	734,328
Series 2009-4, Class A2, 1.20%, 10/15/12	1,000	998,416
Series 2009-3, Class A4, 2.54%, 4/17/17	1,000	998,479
SLM Student Loan Trust, Series 2008-5, Class A3, 1.58%, 1/25/18(b)	10,000	10,280,405
USAA Auto Owner Trust:
Series 2006-4, Class A3, 5.01%, 6/15/11	189	189,375
Series 2006-2, Class A4, 5.37%, 2/15/12	542	548,512
Series 2006-4, Class A4, 4.98%, 10/15/12	3,400	3,485,126
World Omni Auto Receivables Trust, Series 2006-B, Class A4, 5.12%, 6/15/12	355	363,777

Total Asset-Backed Securities — 11.0%		39,509,902

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 48.2%
Banc of America Commercial Mortgage, Inc.:
Series 2001-1, Class A2, 6.50%, 4/15/11	4,983	5,147,895
Series 2001-PB1, Class A2, 5.79%, 8/11/11	4,402	4,560,448
Bear Stearns Commercial Mortgage Securities:
Series 2004-T16, Class A6, 4.75%, 10/13/14	7,355	7,133,205
Series 2000-WF2, Class A2, 7.32%, 10/15/32	1,812	1,847,998
Series 2005-PW10, Class A4, 5.41%, 12/11/40(b)	1,000	979,997
Chase Commercial Mortgage Securities Corp.,
Series 2000-3, Class A2, 7.32%, 10/15/32	5,537	5,669,823
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class A5, 5.62%, 10/15/48	500	476,313
Series 2008-C7, Class A2A, 6.03%, 12/10/49	5,000	5,206,865
Commercial Mortgage Asset Trust:
Series 1999-C1, Class A3, 6.64%, 1/17/32	50	50,192
Series 2006-C8, Class A3, 5.31%, 12/10/46	5,000	4,863,873
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CF2, Class A4, 6.51%, 1/15/11	848	874,073
Series 2002-CKN2, Class A2, 5.94%, 9/15/11	2,351	2,412,529
Credit Suisse Mortgage Capital Certificates:
Series 2006-C1, Class A3, 5.55%, 2/15/39(b)	4,820	4,859,093
Series 2006-C4, Class A3, 5.47%, 9/15/39	5,770	4,942,136
Series 2007-C2, Class A2, 5.45%, 1/15/49	3,600	3,675,649
DLJ Commercial Mortgage Corp.,
Series 2000-CKP1, Class A1B, 7.18%, 11/10/33	1,544	1,572,561
First Union National Bank Commercial Mortgage:
Series 2000-C2, Class A2, 7.20%, 9/15/10	3,293	3,365,538
Series 2001-C3, Class A3, 6.42%, 6/15/11	264	275,911
Series 2000-C1, Class A2, 7.84%, 5/17/32	219	219,611
General Electric Capital Commercial Mortgage Corp.:
Series 2001-2, Class A4, 6.29%, 8/11/33	3,205	3,332,606
Series 2004-C2, Class A4, 4.89%, 3/10/40	1,040	1,036,085
Series 2005-C1, Class A2, 4.35%, 6/10/48	4,692	4,686,333
GMAC Commercial Mortgage Securities, Inc.:
Series 2000-C2, Class A2, 7.46%, 6/16/10(b)	3,748	3,802,515
Series 2000-C3, Class A2, 6.96%, 9/15/35	4,316	4,440,869
Series 2002-C3, Class B, 5.10%, 7/10/39(b)	1,000	999,158
Series 2003-C2, Class A2, 5.48%, 5/10/40(b)	3,465	3,583,579
Greenwich Capital Commercial Funding Corp.:
Series 2005-GG3, Class A2, 4.31%, 1/10/10	3,472	3,466,074
Series 2002-C1, Class B, 5.10%, 11/11/12(b)	1,000	1,007,166
Series 2003-C1, Class A3, 3.86%, 7/05/35	250	252,984
Series 2007-GG9, Class A2, 5.38%, 3/10/39	5,305	5,374,221
Series 2007-GG9, Class A4, 5.44%, 3/10/39	3,000	2,650,634
Series 2005-GG3, Class A3, 4.57%, 8/10/42	1,335	1,307,388
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB2, Class A3, 6.43%, 6/15/11	5,595	5,827,168
Series 2001-C1, Class A3, 5.86%, 10/12/11	3,240	3,373,366
Series 2007-LD12, Class A2, 5.83%, 8/15/12	2,045	2,096,852
Series 2001-CIBC, Class A3, 6.26%, 3/15/33	208	214,060
Series 2001-CIB3, Class A3, 6.47%, 11/15/35	3,454	3,629,136
Series 2005-CB12, Class A4, 4.90%, 9/12/37	280	270,129
Series 2006-LDP7, Class A4, 5.87%, 4/15/45(b)	2,105	2,028,461

6	DECEMBER 31, 2009

Schedule of Investments (continued)	Series M Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Series 2006-LDP9, Class A25, 5.30%, 5/15/47	$4,820	$4,732,715
Series 2007-LD11, Class A2, 5.80%, 6/15/49(b)	1,600	1,643,085
JPMorgan Commercial Mortgage Finance Corp.,
Series 2000-C10, Class A2, 7.37%, 8/15/32(b)	105	104,836
LB-UBS Commercial Mortgage Trust:
Series 2001-WM, Class A1, 6.16%, 7/14/11(a)	367	379,434
Series 2000-C4, Class A2, 7.37%, 8/15/26	1,390	1,411,271
Series 2003-C7, Class A2, 4.06%, 9/15/27	519	522,030
Series 2004-C4, Class A4, 5.22%, 6/15/29(b)	220	219,196
Series 2005-C5, Class A2, 4.89%, 9/15/30	1,770	1,772,930
Series 2006-C3, Class A4, 5.66%, 3/15/39(b)	355	328,862
Series 2007-C2, Class A2, 5.30%, 2/15/40	9,455	9,675,012
Series 2007-C7, Class A2, 5.59%, 9/15/45	5,000	5,064,172
Morgan Stanley Capital I:
Series 2007-HQ12, Class A2, 5.63%, 6/12/12(b)	1,033	1,043,277
Series 2007-IQ15, Class A2, 5.84%, 8/11/12(b)	4,100	4,206,100
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2000-C2, Class A2, 7.46%, 4/18/10	696	697,323
Series 2000-C3, Class A2, 6.59%, 11/18/10	4,210	4,284,193
Series 2001-C1, Class A3, 6.43%, 3/18/11	4,279	4,420,509
Series 2001-C2, Class A3, 6.50%, 10/13/11	5,761	6,038,574
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4, Class A1, 5.67%, 8/15/39(b)	2,454	2,538,921
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48	5,400	5,506,332
Series 2007-C32, Class A2, 5.74%, 6/15/49(b)	7,208	7,342,534

Total Non-Agency Mortgage-Backed Securities — 48.2%		173,443,800

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 2.4%
Freddie Mac:
Series 3128, Class BA, 5.00%, 1/15/24	124	126,848
Series 2864, Class NA, 5.50%, 5/15/26 - 1/15/31	4,723	4,861,205
Series 3018, Class GN, 6.00%, 9/15/26	1,262	1,273,492
Series 2511, Class IG, 5.39%, 5/01/36(b)	2,162	2,262,824

		8,524,369

Federal Deposit Insurance Corporation Guaranteed — 3.0%
Citibank, N.A., 1.38%, 8/10/11	5,325	5,339,116
Citigroup Funding, Inc., 2.25%, 12/10/12	5,320	5,361,762

		10,700,878

Mortgage-Backed Securities — 20.6%
Fannie Mae Mortgage-Backed Securities:
3.50%, 8/25/14	6,700	6,747,898
3.00%, 9/16/14	7,030	7,119,120
Freddie Mac Mortgage-Backed Securities, 3.00%, 7/28/14	7,045	7,140,178
Ginnie Mae Mortgage-Backed Securities, 5.50%, 1/01/40(c)	50,725	53,150,289

		74,157,485

Total U.S. Government Sponsored Agency Securities — 26.0%		93,382,732

U.S. Treasury Obligations
U.S. Treasury Bonds:
3.50%, 2/15/39(d)	10,000	8,190,620
4.25%, 5/15/39	10,000	9,381,250
4.50%, 8/15/39	15,700	15,344,301
4.38%, 11/15/39	12,000	11,486,256
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(d)	2,315	2,290,770
U.S. Treasury Notes, 3.38%, 11/15/19	25,000	24,047,000

Total U.S. Treasury Obligations — 19.7%		70,740,197

Total Long-Term Investments (Cost — $373,759,377) — 104.9%		377,076,631

	Shares
Short-Term Securities
Dreyfus Treasury Prime, 0.00%(e)	35,377,430	35,377,430

Total Short-Term Securities (Cost — $35,377,430) — 9.8%		35,377,430

Total Investments (Cost — $409,136,807*) — 114.7%		412,454,061
Liabilities in Excess of Other Assets — (14.7)%		(52,896,912)

Net Assets — 100.0%		$359,557,149

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$409,136,807

Gross unrealized appreciation	$7,404,096
Gross unrealized depreciation	(4,086,842)

Net unrealized appreciation	$3,317,254

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Depreciation
Barclays Bank, Plc	$53,150,289	$(594,434)

(d)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

DECEMBER 31, 2009	7

Schedule of Investments (concluded)	Series M Portfolio

•	Investments in companies considered to be an affiliate of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund Institutional Class	$(39,578,631)	$32,423

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
1,131	U.S. Treasury Notes (5 Year)	March 2010	$129,366,960	$(1,966,716)
653	U.S. Treasury Bonds (20 Year)	March 2010	$75,339,875	(3,479,353)

Total				$(5,446,069)

•	Financial futures contracts sold as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
266	U.S. Treasury Notes (2 Year)	March 2010	$57,526,656	$291,494
622	U.S. Treasury Notes (10 Year)	March 2010	$71,811,844	1,821,605

Total				$2,113,099

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$35,377,430
Level 2 - Long-Term Investments[1]	377,076,631
Level 3	—

Total	$412,454,061

[1]	See above Schedule of Investments for values in each security type.

Valuation Inputs	Other Financial Instruments[2]

	Assets	Liabilities

Level 1	$2,113,099	$(5,446,069)
Level 2	—	—
Level 3	—	—

Total	$2,113,099	$(5,446,069)

[2]	Other financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

8	DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)	Series N Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 1.8%
County of Jefferson Alabama, RB, Series A, 5.00%, 1/01/10	$180	$180,000

Arizona — 2.5%
Pima County IDA, RB, Tucson Electric Power, Series A, 6.38%, 9/01/29	250	253,862

California — 12.3%
California Statewide Communities Development Authority, RB:
Senior Living Southern California, 6.63%, 11/15/24	110	114,889
John Muir Health, 5.13%, 7/01/39	100	96,107
City of Chula Vista California, RB, San Diego Gas, Series A, Remarketed, 5.88%, 2/15/34	125	136,764
Richmond Joint Powers Financing Authority, Refunding, RB, Civic Center Project, (AGC), 5.88%, 8/01/37	100	100,103
State of California, GO, Various Purpose, 6.50%, 4/01/33	485	523,393
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	250	271,930

		1,243,186

District of Columbia — 3.5%
Metropolitan Washington Airports Authority, RB:
Capital Appreciation, 2nd Senior Lien, Series B, (AGC), 6.37%, 10/01/31(a)	1,000	255,670
First Senior Lien, Series A, 5.25%, 10/01/44	100	101,571

		357,241

Florida — 17.8%
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 1, AMT, 6.00%, 7/01/39	445	464,914
Hillsborough County Aviation Authority, Florida, RB, Series A, (AGC), AMT, 5.50%, 10/01/38	500	506,535
Hillsborough County IDA, RB, National Gypsum, Series B, AMT, 7.13%, 4/01/30	250	172,395
Jacksonville Port Authority, RB, (AGC), AMT, 6.00%, 11/01/38	400	407,136
Miami-Dade County School Board, Florida, COP, Series B, (AGC), 5.25%, 5/01/31	250	259,200

		1,810,180

Illinois — 6.6%
Illinois Finance Authority, RB:
Edward Hospital, Series A, Remarketed, (AMBAC), 6.25%, 2/01/33	400	415,640
Children’s Memorial Hospital, Series A, (AGC), 5.25%, 8/15/33	250	251,018

		666,658

Louisiana — 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	250	253,868

Michigan — 11.3%
Advanced Technology Academy, RB, 6.00%, 11/01/37	200	164,532
City of Detroit Michigan, RB, Senior Lien, Series B, Remarketed, (BHAC), 5.50%, 7/01/35	500	516,790
County of Wayne Michigan, GO, Building Improvement, Series A, 6.75%, 11/01/39	100	104,474
Michigan State Hospital Finance Authority, Refunding, RB, Henry Ford Health, 5.75%, 11/15/39	375	364,552

		1,150,348

New Jersey — 3.7%
New Jersey Health Care Facilities Financing Authority, RB, St. Joseph’s Healthcare System, 6.63%, 7/01/38	185	182,090
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT, 5.38%, 4/01/30	195	198,069

		380,159

New York — 5.1%
Long Island Power Authority, RB, Series A, 6.25%, 4/01/33	250	288,100
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	200	228,982

		517,082

North Carolina — 5.4%
North Carolina Eastern Municipal Power Agency, RB, Series B, 5.00%, 1/01/26	250	254,535
North Carolina Medical Care Commission, North Carolina, RB, First Mortgage, Deerfield, Series A, 6.00%, 11/01/33	200	193,824
North Carolina Municipal Power Agency No. 1 Catawba, North Carolina, RB, Series A, 5.00%, 1/01/30	100	102,107

		550,466

Pennsylvania — 5.1%
Allegheny County Hospital Development Authority Health System, RB, West Penn, Series A, 5.00%, 11/15/13	250	238,225
Lycoming County Authority, RB, Susquehanna Health System Project, Series A, 5.75%, 7/01/39	100	97,235
Pennsylvania Economic Development Financing Authority, RB, Reliant Energy, Series B, AMT, 6.75%, 12/01/36(b)	180	178,880

		514,340

Texas — 8.2%
Brazos River Authority, Refunding, RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	200	183,022
Matagorda County Navigation District No. 1, Texas, Refunding, RB, Central Power & Light Co. Project, Series A, Remarketed, 6.30%, 11/01/29	125	134,656
North Texas Tollway Authority, Refunding, RB, Toll 2nd Tier, Series F, 6.13%, 1/01/31	90	94,197
Texas Private Activity Bonds Surface Transportation Corp., Senior Lien, NTE Mobility, 6.88%, 12/31/39	200	206,506
Texas State Public Finance Authority Education, RB, KIPP, Inc., Series A, (ACA), 5.00%, 2/15/28	250	214,192

		832,573

DECEMBER 31, 2009	9

Schedule of Investments (concluded)	Series N Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
West Virginia — 2.4%
West Virginia Hospital Finance Authority, West Virginia, Refunding & Improvement, RB, Charleston, Series A, 5.63%, 9/01/32	$250	$246,048

Guam — 3.7%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	250	256,232
Territory of Guam, RB, Section 30, Series A, 5.75%, 12/01/34	125	125,744

		381,976

Puerto Rico — 2.0%
Commonwealth of Puerto Rico, Refunding, RB, Public Improvement, Series C, 6.00%, 7/01/39	200	200,286

Total Municipal Bonds — 93.9%		9,538,273

Municipal Bonds Transferred to Tender Option Bond Trusts(c)
California — 4.2%
Bay Area Toll Authority, RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	400	423,220

Total Long-Term Investments (Cost — $9,723,852) — 98.1%		9,961,493

	Shares
Short-Term Securities
Dreyfus Tax Exempt Cash Management, 0.08%(d)	298,408	298,408

Total Short-Term Securities (Cost — $298,408) — 3.0%		298,408

Total Investments (Cost — $10,022,260*) — 101.1%		10,259,901
Other Assets Less Liabilities — 0.9%		90,978
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (2.0)%		(200,135)

Net Assets — 100.0%		$10,150,744

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$9,821,580

Gross unrealized appreciation	$296,362
Gross unrealized depreciation	(58,041)

Net unrealized appreciation	$238,321

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security represents bonds transferred to a tender option bond trust in exchange for which the Portfolio acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$298,408
Level 2 - Long-Term Investments[1]	9,961,493
Level 3	—

Total	$10,259,901

[1]	See above Schedule of Investments for values in each state or political subdivision.

10	DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2009-B, Class A2, 1.21%, 6/15/12(a)	$1,075	$1,076,088
AmeriCredit Automobile Receivables Trust:
Series 2008-1, Class A2, 4.24%, 6/06/12(b)	644	653,019
Series 2008-2, Class A2, 4.23%, 8/06/12(b)	426	436,331
Series 2009-1, Class A3, 3.04%, 10/15/13	990	996,873
BA Credit Card Trust, Series 2007-A2, Class A2, 0.25%, 6/17/13(b)	1,080	1,070,489
Bank of America Auto Trust:
Series 2009-2A, Class A2, 1.16%, 2/15/12(a)	635	636,543
Series 2009-2A, Class A3, 2.13%, 9/15/13(a)	805	812,704
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1, 0.28%, 10/25/36(b)	65	63,591
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2, 4.97%, 8/01/14	724	754,344
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 1/15/16	410	416,165
CNH Equipment Trust:
Series 2007-B, Class A3A, 5.40%, 10/17/11	169	169,721
Series 2009-C, Class A3, 1.85%, 12/16/13	1,105	1,100,689
Connecticut RRB Special Purpose Trust CL&P, Series 2001-1, Class A5, 6.21%, 12/30/10	352	362,758
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 3/08/13	625	653,194
Ford Credit Auto Owner Trust:
Series 2009-D, Class A2, 1.21%, 1/15/12	435	436,201
Series 2009-A, Class A3B, 2.73%, 1/15/12(b)	1,000	1,025,262
Series 2007-B, Class A4A, 5.24%, 7/15/12	970	1,017,801
Series 2006-B, Class D, 7.12%, 2/15/13(a)	410	427,808
Series 2009-B, Class A3, 2.79%, 8/15/13	575	585,967
Series 2009-D, Class A3, 2.17%, 10/15/13	2,290	2,312,655
Series 2009-A, Class A4, 6.07%, 5/15/14	560	609,609
GSAA Trust, Series 2004-11, Class 2A2, 0.55%, 12/25/34(b)	13	9,571
Honda Auto Receivables Owner Trust:
Series 2007-2, Class A4, 5.57%, 12/21/10	1,000	1,040,992
Series 2008-1, Class A3, 4.47%, 1/18/11	951	968,825
Series 2009-2, Class A3, 2.79%, 7/15/11	580	591,750
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.67%, 1/15/14	1,110	1,109,900
PECO Energy Transition Trust, Series 2001-A, Class A1, 6.52%, 9/01/10	645	661,098
PG&E Energy Recovery Funding LLC:
Series 2005-1, Class A4, 4.37%, 6/25/12	335	350,700
Series 2005-2, Class A2, 5.03%, 3/25/14	809	847,507
SLM Student Loan Trust:
Series 2008-5, Class A2, 1.38%, 10/25/16(b)	2,585	2,624,577
Series 2004-1, Class A2, 0.42%, 7/25/18(b)	1,446	1,441,896
Series 2006-5, Class A3, 0.31%, 10/25/19(b)	475	473,093
USAA Auto Owner Trust:
Series 2009-1, Class A2, 2.64%, 8/15/11	565	568,029
Series 2006-1, Class A4, 5.04%, 12/15/11	286	287,968

Total Asset-Backed Securities — 19.1%		26,593,718

Corporate Bonds
Aerospace & Defense — 0.5%
BAE Systems Holdings, Inc., 6.40%, 12/15/11(a)	225	238,960
ITT Corp., 4.90%, 5/01/14	375	392,946

		631,906

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., 4.50%, 1/15/13	615	653,867

Beverages — 2.5%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12(a)	1,025	1,029,802
5.38%, 11/15/14(a)	715	757,010
Bottling Group LLC, 6.95%, 3/15/14	750	862,956
Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12	870	870,927

		3,520,695

Capital Markets — 2.1%
The Bank of New York Mellon Corp., 4.30%, 5/15/14	750	789,347
The Goldman Sachs Group, Inc., 3.63%, 8/01/12	800	824,244
Morgan Stanley:
6.75%, 4/15/11	645	683,367
6.00%, 5/13/14	575	618,241

		2,915,199

Commercial Banks — 7.4%
ANZ National International Ltd., 2.38%, 12/21/12(a)	675	670,083
Asian Development Bank, 3.63%, 9/05/13	1,000	1,042,519
Barclays Bank Plc, 5.45%, 9/12/12	455	492,053
BNP Paribas, 1.26%, 6/11/12(b)	1,085	1,098,692
Credit Suisse New York:
3.45%, 7/02/12	500	514,301
5.50%, 5/01/14	300	325,560
Inter-American Development Bank, 1.75%, 10/22/12	1,000	995,747
Nordic Investment Bank, 2.38%, 12/15/11	1,100	1,120,745
Rabobank Nederland NV, 2.75%, 8/17/12(a)	1,650	1,668,950
Suncorp-Metway Ltd., 0.63%, 12/17/10(a)(b)	915	917,026
Svenska Handelsbanken AB:
2.88%, 9/14/12(a)	250	251,542
4.88%, 6/10/14(a)	325	340,551
U.S. Bancorp, 4.20%, 5/15/14	800	830,433

		10,268,202

Diversified Financial Services — 2.8%
Bank of America Corp., 5.38%, 6/15/14	280	290,005
The Bear Stearns Cos. LLC, 6.95%, 8/10/12	1,000	1,117,276
BP Capital Markets Plc, 3.13%, 3/10/12	630	648,930
Countrywide Home Loans, Inc., 4.00%, 3/22/11	505	515,752
JPMorgan Chase & Co., 4.75%, 5/01/13	800	844,418
TIAA Global Markets, Inc.:
4.88%, 1/12/11(a)	335	345,652
5.13%, 10/10/12(a)	100	107,757

		3,869,790

Diversified Telecommunication Services — 2.5%
BellSouth Corp., 6.00%, 10/15/11	705	762,328
France Telecom SA, 4.38%, 7/08/14	425	444,109
Koninklijke KPN NV, 8.00%, 10/01/10	515	540,750
Telefonica Emisiones SAU, 5.98%, 6/20/11	400	423,059
TELUS Corp., 8.00%, 6/01/11	480	519,650

DECEMBER 31, 2009	11

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Diversified Telecommunication Services (concluded)
Verizon Global Funding Corp., 7.25%, 12/01/10	$735	$776,730

		3,466,626

Electric Utilities — 3.6%
Duke Energy Indiana, Inc., 5.00%, 9/15/13	715	749,454
EDP Finance BV, 5.38%, 11/02/12(a)	225	242,290
Energy East Corp., 6.75%, 6/15/12	616	673,255
Florida Power Corp., 6.65%, 7/15/11	430	460,913
FPL Group Capital, Inc., 5.63%, 9/01/11	800	850,982
Midamerican Energy Holdings Co., 3.15%, 7/15/12	800	814,907
Progress Energy, Inc., 7.10%, 3/01/11	650	687,976
Rochester Gas & Electric Corp., 6.95%, 4/01/11	445	473,650

		4,953,427

Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.:
4.45%, 9/14/12	285	294,877
5.50%, 9/14/15	135	141,507

		436,384

Food & Staples Retailing — 0.6%
CVS Caremark Corp.:
0.56%, 6/01/10(b)	400	400,166
5.75%, 8/15/11	400	425,950

		826,116

Food Products — 0.7%
Kraft Foods, Inc., 5.63%, 11/01/11	935	993,031

Health Care Equipment & Supplies — 0.6%
CareFusion Corp., 4.13%, 8/01/12(a)	750	773,190

Health Care Providers & Services — 0.6%
Roche Holding, Inc., 4.50%, 3/01/12(a)	840	882,266

Industrial Conglomerates — 0.9%
3M Co., 4.65%, 12/15/12	1,095	1,184,347

Insurance — 2.0%
Allstate Financial Global Funding, 6.50%, 6/14/11(a)	740	782,625
Metropolitan Life Global Funding I:
2.16%, 6/10/11(a)(b)	625	637,493
5.13%, 4/10/13(a)	800	847,512
New York Life Global Funding, 4.65%, 5/09/13(a)	125	131,296
Prudential Financial, Inc., 3.63%, 9/17/12	430	436,361

		2,835,287

Machinery — 0.3%
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14	380	454,076

Media — 1.8%
Cox Communications, Inc.:
4.63%, 1/15/10	415	415,345
7.13%, 10/01/12	900	999,753
Time Warner Cable, Inc., 5.40%, 7/02/12	1,000	1,068,429

		2,483,527

Oil, Gas & Consumable Fuels — 3.6%
Cenovus Energy, Inc., 4.50%, 9/15/14(a)	650	670,961
ConocoPhillips, 4.75%, 2/01/14	995	1,068,324
Devon OEI Operating, Inc., 7.25%, 10/01/11	400	436,398
Enterprise Products Operating LLC:
4.95%, 6/01/10	415	420,653
7.50%, 2/01/11	660	699,316
6.13%, 2/01/13	150	160,463
6.38%, 2/01/13	225	243,468
Southeast Supply Header LLC, 4.85%, 8/15/14(a)	410	418,631
StatoilHydro ASA, 3.88%, 4/15/14	520	540,378
XTO Energy, Inc., 7.50%, 4/15/12	325	362,385

		5,020,977

Pharmaceuticals — 1.4%
Covidien International Finance SA, 5.45%, 10/15/12	330	357,083
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13	215	230,792
Novartis Capital Corp., 4.13%, 2/10/14	850	893,500
Pfizer, Inc., 4.45%, 3/15/12	445	470,654

		1,952,029

Real Estate Investment Trusts (REITs) — 0.1%
AvalonBay Communities, Inc., 6.13%, 11/01/12	132	140,066

Road & Rail — 1.9%
Burlington Northern Santa Fe Corp.:
5.90%, 7/01/12	375	406,587
4.30%, 7/01/13	205	215,427
CSX Corp., 6.75%, 3/15/11	1,385	1,470,975
Union Pacific Corp., 6.65%, 1/15/11	485	511,565

		2,604,554

Semiconductors & Semiconductor Equipment — 0.5%
National Semiconductor Corp., 6.15%, 6/15/12	690	722,738

Tobacco — 0.3%
Altria Group, Inc., 7.75%, 2/06/14	395	448,046

Wireless Telecommunication Services — 2.0%
Cellco Partnership/Verizon Wireless Capital LLC, 3.75%, 5/20/11	2,450	2,526,357
Rogers Communications, Inc., 7.88%, 5/01/12	290	325,003

		2,851,360

Total Corporate Bonds — 39.5%		54,887,706

Foreign Agency Obligations
Achmea Hypotheekbank NV, 3.20%, 11/03/14(a)	350	349,322
Australia & New Zealand Banking Group Ltd., 0.53%, 6/18/12(a)(b)	800	793,858
CDP Financial, Inc., 3.00%, 11/25/14(a)	315	307,380
Danske Bank A/S, 2.50%, 5/10/12(a)	1,720	1,748,856
Dexia Credit Local, 2.38%, 9/23/11(a)	715	729,680
Eksportfinans ASA:
5.00%, 2/14/12	300	319,762
3.00%, 11/17/14	460	452,960
Export Development Canada, 2.38%, 3/19/12	420	427,315
FIH Erhvervsbank A/S:
2.45%, 8/17/12(a)	195	196,205
1.75%, 12/06/12(a)	755	743,937
Kreditanstalt fuer Wiederaufbau, 3.50%, 3/10/14	480	493,281

12	DECEMBER 31, 2009

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Foreign Agency Obligations (concluded)
Landwirtschaftliche Rentenbank, 4.13%, 7/15/13	$500	$527,163
LeasePlan Corp. NV, 3.00%, 5/07/12(a)	475	486,362
Macquarie Bank Ltd., 4.10%, 12/17/13(a)	1,300	1,366,052
Société Financement de l’Economie Francaise, 2.38%, 3/26/12(a)	375	380,499

Total Foreign Agency Obligations — 6.7%		9,322,632

Foreign Government Obligations
Canada — 0.9%
Province of Ontario Canada:
0.72%, 5/22/12(b)	560	565,550
4.10%, 6/16/14	600	626,169

Total Foreign Government Obligations — 0.9%		1,191,719

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.8%
Arran Residential Mortgages Funding Plc, Series 2006-2A, Class A1B, 0.26%, 9/20/36(a)(b)	70	69,700
Banc of America Funding Corp., Series 2004-C, Class 4A1, 0.57%, 12/20/34(b)	22	14,985
Banc of America Mortgage Securities, Series 04-A, Class 2A2, Series 2004-A, Class 2A2, 5.43%, 2/25/34(b)	246	202,070
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 3.87%, 10/25/34(b)	175	131,255
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.97%, 11/25/34(b)	14	9,688
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 4.35%, 5/20/34(b)	367	290,372
First Horizon Commercial Mortgage Trust, Series 2003-AR4, Class 2A1, 2.92%, 12/25/33(b)	113	101,310
First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, 3.01%, 12/25/34(b)	285	252,110
Pendeford Master Issuer Plc, Series 2007-1A, Class 3A, 0.37%, 2/12/16(a)(b)	405	403,561
Permanent Master Issuer Plc, Series 2007-1, Class 2A1, 0.33%, 1/15/16(b)	325	324,849
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 4.85%, 6/25/34(b)	354	303,536
Thornburg Mortgage Securities Trust:
Series 2006-5, Class A1, 0.35%, 8/25/11(b)	1,069	1,047,890
Series 2006-6, Class A1, 0.34%, 11/25/11(b)	862	828,568
Series 2007-2, Class A2A, 0.36%, 6/25/37(b)	929	902,448
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 2A1, 4.32%, 3/25/35(b)	426	376,168

		5,258,510

Commercial Mortgage-Backed Securities — 14.5%
Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, 1/11/12	400	418,939
Bear Stearns Commercial Mortgage Securities:
Series 2007-PR16, Class A2, 5.86%, 6/11/12(b)	1,000	1,020,149
Series 2000-WF2, Class A2, 7.32%, 10/15/32(b)	394	401,739
Series 2001-TOP2, Class A2, 6.48%, 2/15/35	1,065	1,102,247
Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2, 7.32%, 10/15/32	852	872,281
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32	75	75,289
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKS4, Class A2, 5.18%, 8/15/12	880	909,223
Series 2002-CP3, Class A3, 5.60%, 7/15/35	250	261,627
DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, 11/10/33	467	475,263
FHLMC M/F Structured Pass-Through Certificates:
Series K003, Class A1, 2.23%, 7/25/13	443	445,516
Series K003, Class A2, 3.61%, 6/25/14	420	429,453
First Union National Bank Commercial Mortgage:
Series 2001-C3, Class A3, 6.42%, 6/15/11	418	436,858
Series 2000-C1, Class A2, 7.84%, 5/17/32	94	94,364
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A2, 6.14%, 1/12/12	674	705,172
General Electric Capital Commercial Mortgage Corp.:
Series 2001-3, Class A2, 6.07%, 11/10/11	445	466,088
Series 2005-C1, Class A2, 4.35%, 6/10/48	809	807,988
GMAC Commercial Mortgage Securities, Inc.:
Series 2000-C2, Class A2, 7.46%, 6/16/10(b)	623	632,354
Series 2003-C3, Class A3, 4.65%, 4/10/40	300	305,833
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1, Class A2, 4.11%, 3/11/12	151	153,836
Series 2007-GG9, Class A2, 5.38%, 3/10/39	500	506,524
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB2, Class A2, 6.24%, 10/15/10	43	43,771
Series 2001-CIB2, Class A3, 6.43%, 6/15/11	1,050	1,093,570
Series 2007-LD12, Class A2, 5.83%, 8/15/12	800	820,284
Series 2001-CIB3, Class A3, 6.47%, 11/15/35	525	551,620
Series 2007-LD11, Class A2, 5.80%, 6/15/49(b)	955	980,716
LB-UBS Commercial Mortgage Trust:
Series 2001-WM, Class A1, 6.16%, 7/14/11(a)	291	301,018
Series 2003-C7, Class A3, 4.56%, 7/15/12(b)	295	299,825
Series 2000-C4, Class A2, 7.37%, 8/15/26	547	554,834
Series 2003-C7, Class A2, 4.06%, 9/15/27(b)	463	465,898
Series 2005-C2, Class A2, 4.82%, 4/15/30	390	390,658

DECEMBER 31, 2009	13

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Series 2007-C2, Class A2, 5.30%, 2/15/40	$800		$818,616
Morgan Stanley Capital I, Series 2001-TOP3, Class A4, 6.39%, 7/15/33	396		412,518
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2000-C3, Class A2, 6.59%, 11/18/10	733		745,798
Series 2002-KEY2, Class A2, 4.47%, 3/18/36	78		79,530
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C17, Class A2, 4.78%, 3/15/10	381		380,129
Series 2006-C23, Class APB, 5.45%, 1/15/45	550		545,310
Series 2006-C28, Class A2, 5.50%, 10/15/48	425		433,369
Series 2007-C32, Class A2, 5.74%, 6/15/49(b)	730		743,625

			20,181,832

Total Non-Agency Mortgage-Backed Securities — 18.3%			25,440,342

Taxable Municipal Bonds
The Board of Trustees of The Leland Stanford Junior University, 3.63%, 5/01/14	175		180,040
State of California Various Purposes GO, 5.65%, 4/01/39	690		713,522

Total Taxable Municipal Bonds — 0.6%			893,562

U.S. Government Sponsored Agency Securities
Agency Obligations — 1.4%
Fannie Mae, 6.25%, 2/01/11(c)	1,805		1,896,279

Collateralized Mortgage Obligations — 3.0%
Fannie Mae:
Series 2006-53, Class JA, 5.50%, 5/25/20	27		27,101
Series 2005-63, Class PA, 5.50%, 10/25/24	16		16,340
Series 2005-48, Class OH, 5.00%, 7/25/26	22		21,921
Series 2006-54, Class OA, 6.00%, 3/25/27	310		319,092
Series 2005-57, Class PA, 5.50%, 5/25/27	117		118,236
Series 2006-99, Class PA, 5.50%, 5/25/30	876		913,701
Freddie Mac:
Series 3128, Class BA, 5.00%, 1/15/24	248		253,697
Series 3165, Class NA, 5.50%, 2/15/26-5/15/26	1,783		1,829,763
Series 3162, Class 0A, 6.00%, 10/15/26	290		297,646
Series 3186, Class NA, 6.00%, 7/15/27	368		376,880

			4,174,377

Federal Deposit Insurance Corporation Guaranteed — 0.4%
General Electric Capital Corp., 2.63%, 12/28/12	600		611,048

Mortgage-Backed Securities — 4.8%
Fannie Mae Mortgage-Backed Securities:
5.50%, 12/01/18-10/01/24(d)	2,683		2,849,144
4.86%, 6/01/35(b)(d)	148		154,229
3.61%, 7/01/35(b)(d)	407		420,806
5.08%, 8/01/35(b)(d)	409		427,213
5.33%, 10/01/35(b)(d)	406		427,914
4.50%, 1/01/40(e)	2,200		2,195,875
Freddie Mac Mortgage-Backed Securities:
4.38%, 6/01/33(b)(d)	175		181,677
3.72%, 7/01/34(b)	26		26,611

			6,683,469

Total U.S. Government Sponsored Agency Securities — 9.6%			13,365,173

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Notes, 4.25%, 1/15/10	750		964,842
U.S. Treasury Notes, 2.13%, 11/30/14	565		551,626

Total U.S. Treasury Obligations — 1.1%			1,516,468

Total Long-Term Investments (Cost — $130,700,743) — 95.8%			133,211,320

	Shares
Short-Term Securities
Dreyfus Treasury Prime, 0.00%(f)	8,835,317		8,835,317

Total Short-Term Securities (Cost — $8,835,317) — 6.4%			8,835,317

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased
3-month Euro$ Futures, Strike Price USD 98.75, Expires 9/13/10	62		44,950

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 0.800% and pay a floating rate based on 3-month LIBOR, Expires 3/08/10, Broker, JPMorgan Chase Bank, N.A.	610	(g)	5,610

Total Options Purchased (Cost — $75,518) — 0.0%			50,560

Total Investments Before Outstanding Options Written (Cost — $139,611,578*) — 102.2%			142,097,197

Options Written
Exchange-Traded Put Options Written
3-month Euro$ Futures, Strike Price USD 98.25, Expires 9/13/10	62		(25,575)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 4.340% and receive a floating rate based on 3-month LIBOR, Expires 8/03/10, Broker, Credit Suisse International	430	(g)	(154,616)

14	DECEMBER 31, 2009

Schedule of Investments (continued)	Series S Portfolio

	Contracts		Value
Options Written
Over-the-Counter Put Swaptions Written
Receive a fixed rate of 2.250% and pay a floating rate based on 3-month LIBOR, Expires 1/19/10, Broker, Credit Suisse International	720	(g)	$(228)
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, Expires 3/09/10, Broker, Deutsche Bank AG	400	(g)	(1,624)
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, Expires 5/24/10, Broker, Barclays Bank, Plc	330	(g)	(7,169)
Receive a fixed rate of 4.340% and pay a floating rate based on 3-month LIBOR, Expires 8/03/10, Broker, Credit Suisse International	430	(g)	(138,979)

			(148,000)

Total Options Written (Premiums Received — $ 566,195) — (0.2)%			(328,191)

Total Investments Net of Outstanding Option Written — 102.0%			141,769,006
Other Assets in Excess of Liabilities — (2.0)%			(2,725,949)

Net Assets — 100.0%			$139,043,057

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$139,611,578

Gross unrealized appreciation	$2,984,207
Gross unrealized depreciation	(498,588)

Net unrealized appreciation	$2,485,619

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(d)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(e)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Bank, Plc	$2,195,875	$7,219

(f)	Represents the current yield as of report date.

(g)	One contract represents a notional amount of $10,000.

•	Investments in companies considered to be an affiliate of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund Institutional Class	$(16,211,611)	$—

•	Reverse repurchase agreements outstanding as of December 31, 2009 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Citibank, N.A.	0.21%	12/22/09	1/13/10	$2,563,329	$2,563,000
Bank of New York	0.22%	11/17/09	1/13/10	$1,784,621	1,784,000

Total					$4,347,000

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
121	U.S. Treasury Notes (2 Year)	March 2010	$26,168,141	$(26,203)
49	U.S. Treasury Notes (10 Year)	March 2010	$5,657,203	(139,618)

Total				$(165,821)

•	Financial futures contracts sold as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
43	U.S. Treasury Notes (5 Year)	March 2010	$4,918,461	$80,720
14	U.S. Treasury Bonds (20 Year)	March 2010	$1,615,250	73,202

Total				$153,922

•	Credit default swaps on single-name issues - buy protection outstanding as of December 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation
HJ Heinz Co.	1.00%	Credit Suisse International	December 2014	USD 600	$(4,856)
Hershey Foods Co.	1.00%	Goldman Sachs Bank USA	December 2014	USD 600	(3,648)

Total					$(8,504)

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

DECEMBER 31, 2009	15

Schedule of Investments (concluded)	Series S Portfolio

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset-Backed Securities	—	$26,593,718	—	$26,593,718
Corporate Bonds	—	54,887,706	—	54,887,706
Foreign Agency Obligations	—	9,322,632	—	9,322,632
Foreign Government Obligations	—	1,191,719	—	1,191,719
Non-Agency Mortgage-Backed Securities	—	25,036,781	$403,561	25,440,342
Taxable Municipal Bonds	—	893,562	—	893,562
U.S. Government Sponsored Agency Securities	—	13,365,173	—	13,365,173
U.S. Treasury Obligations	—	1,516,468	—	1,516,468
Short-Term Securities	$8,835,317	—	—	8,835,317
Other Financial Instruments:[1]
Assets	198,872	5,610	—	204,482
Liabilities	(191,396)	(311,120)	—	(502,516)

Total	$8,842,793	$132,502,249	$403,561	$141,748,603

[1]

Other financial instruments are financial futures contracts, swaps and options. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following table is a reconciliation of level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities

Non-Agency Mortgage-Backed Securities
Balance, as of March 31, 2009	—
Accrued discounts/premiums	$60
Realized gain	—
Change in unrealized appreciation/depreciation[2]	769
Net purchases	402,732
Net transfers in/out of Level 3	—

Balance, as of December 31, 2009	$403,561

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $769.

16	DECEMBER 31, 2009

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Allocation Target Shares

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Bond Allocation Target Shares

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Bond Allocation Target Shares

Date: February 23, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Bond Allocation Target Shares

Date: February 23, 2010